UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Royal Bank of Canada (Caribbean) Corporation
           -----------------------------------------------------
Address:   2nd Floor, Building 2
           Chelston Park
           Collymore Rock
           St. Michael
           Barbados
           -----------------------------------------------------

Form 13F File Number: 28-31176
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arlita Stewart
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  (246) 467 4334
        -------------------------

Signature,  Place,  and  Date  of  Signing:

                                  Bidgetown, Barbados
--------------------------------------------------------------------------------
   [Signature]                       [City, State]                      [Date]


Name:   Gordon Anderson
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  (246) 467 4346
        -------------------------

Signature,  Place,  and  Date  of  Signing:

                                  Bidgetown, Barbados
--------------------------------------------------------------------------------
   [Signature]                       [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:           128
                                         ------------
Form 13F Information Table Value Total:      $126,976
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
  1.  28-11396              Royal Bank of Canada
----  --------------------  ----------------------------------------------------

     [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AETNA INC NEW                  COM              00817Y108   298152    3600 SH       Defined 1          3600      0    0
ALBERTO CULVER CO              COM              013068101   164654    3800 SH       Defined 1          3800      0    0
ALLIANZ AKTIENGESELLSCHAFT     SP ADR 1/10 SH   018805101   132820   11600 SH       Defined 1         11600      0    0
ALLTEL CORP                    COM              020039103   305172    4900 SH       Defined 1          4900      0    0
AMERICAN EXPRESS CO            COM              025816109  2256952   42400 SH       Defined 1         42400      0    0
AMERICAN INTL GROUP INC        COM              026874107  2016070   34700 SH       Defined 1         34700      0    0
AMERICAN STD COS INC DEL       COM              029712106   142528    3400 SH       Defined 1          3400      0    0
APPLE COMPUTER INC             COM              037833100    51534    1400 SH       Defined 1          1400      0    0
AUTOLIV INC                    COM              052800109  1252680   28600 SH       Defined 1         28600      0    0
AUTOMATIC DATA PROCESSING IN   COM              053015103   104925    2500 SH       Defined 1          2500      0    0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101   136704    8900 SH       Defined 1          8900      0    0
BANK OF AMERICA CORPORATION    COM              060505104   337514    7400 SH       Defined 1          7400      0    0
BAXTER INTL INC                COM              071813109   270830    7300 SH       Defined 1          7300      0    0
BEA SYS INC                    COM              073325102    86044    9800 SH       Defined 1          9800      0    0
BEAR STEARNS COS INC           COM              073902108   114334    1100 SH       Defined 1          1100      0    0
BELO CORP                      COM SER A        080555105   122247    5100 SH       Defined 1          5100      0    0
BERKSHIRE HILLS BANCORP INC    COM              084680107    36652    1100 SH       Defined 1          1100      0    0
BIO RAD LABS INC               CL A             090572207    88815    1500 SH       Defined 1          1500      0    0
BIOMET INC                     COM              090613100    17315     500 SH       Defined 1           500      0    0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107   108696    2800 SH       Defined 1          2800      0    0
BURLINGTON RES INC             COM              122014103   359060    6500 SH       Defined 1          6500      0    0
CADBURY SCHWEPPES PLC          ADR              127209302  1452707   37900 SH       Defined 1         37900      0    0
CANON INC                      ADR              138006309  2331509   44300 SH       Defined 1         44300      0    0
CARNIVAL PLC                   ADR              14365C103   296660    5200 SH       Defined 1          5200      0    0
CITIGROUP INC                  COM              172967101  2352321   50883 SH       Defined 1         50883      0    0
COMMERCIAL FEDERAL CORPORATI   COM              201647104    40416    1200 SH       Defined 1          1200      0    0
COMPUTER ASSOC INTL INC        COM              204912109   280296   10200 SH       Defined 1         10200      0    0
CRH PLC                        ADR              12626K203   122059    4700 SH       Defined 1          4700      0    0
CVS CORP                       COM              126650100   357561   12300 SH       Defined 1         12300      0    0
DELL INC                       COM              24702R101  1085150   27500 SH       Defined 1         27500      0    0
DENTSPLY INTL INC NEW          COM              249030107  1495800   27700 SH       Defined 1         27700      0    0
DIAMONDS TR                    UNIT SER 1       252787106   503475    4900 SH       Defined 1          4900      0    0
DOW CHEM CO                    COM              260543103   240462    5400 SH       Defined 1          5400      0    0
E ON AG                        SPONSORED ADR    268780103   168777    5700 SH       Defined 1          5700      0    0
EASTMAN KODAK CO               COM              277461109    72495    2700 SH       Defined 1          2700      0    0
E M C CORP MASS                COM              268648102  1102284   80400 SH       Defined 1         80400      0    0
ENI S P A                      SPONSORED ADR    26874R108    76920     600 SH       Defined 1           600      0    0
EXXON MOBIL CORP               COM              30231G102   270109    4700 SH       Defined 1          4700      0    0
FEDERATED DEPT STORES INC DE   COM              31410H101   190528    2600 SH       Defined 1          2600      0    0
FIRST NIAGARA FINL GP INC      COM              33582V108    14652    1005 SH       Defined 1          1005      0    0
FOREST CITY ENTERPRISES INC    CL A             345550107    49700     700 SH       Defined 1           700      0    0
GANNETT INC                    COM              364730101   142260    2000 SH       Defined 1          2000      0    0
GENERAL ELEC CO                COM              369604103  1954260   56400 SH       Defined 1         56400      0    0
GENERAL MLS INC                COM              370334104   126333    2700 SH       Defined 1          2700      0    0
GILLETTE CO                    COM              375766102    50630    1000 SH       Defined 1          1000      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    97020    2000 SH       Defined 1          2000      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104   754948    7400 SH       Defined 1          7400      0    0
HARBOR FLA BANCSHARES INC      COM              411901101    37440    1000 SH       Defined 1          1000      0    0
HARRAHS ENTMT INC              COM              413619107   446834    6200 SH       Defined 1          6200      0    0
HCA INC                        COM              404119109    96339    1700 SH       Defined 1          1700      0    0
HEALTH MGMT ASSOC INC NEW      CL A             421933102   123046    4700 SH       Defined 1          4700      0    0
HEWLETT PACKARD CO             COM              428236103   225696    9600 SH       Defined 1          9600      0    0
HIBERNIA CORP                  CL A             428656102    49770    1500 SH       Defined 1          1500      0    0
HSBC HLDGS PLC                 SPON ADR NEW     404280406   716850    9000 SH       Defined 1          9000      0    0
IMATION CORP                   COM              45245A107    46548    1200 SH       Defined 1          1200      0    0
IMS HEALTH INC                 COM              449934108  1565464   63200 SH       Defined 1         63200      0    0
ING GROUP N V                  SPONSORED ADR    456837103   210375    7500 SH       Defined 1          7500      0    0
INTERNATIONAL GAME TECHNOLOG   COM              459902102  1460985   51900 SH       Defined 1         51900      0    0
ISHARES TR                     S&P EURO PLUS    464287861 14862750  199500 SH       Defined 1        199500      0    0
JPMORGAN & CHASE & CO          COM              46625H100  1304155   36924 SH       Defined 1         36924      0    0
WILEY JOHN & SONS INC          CL A             968223206   154947    3900 SH       Defined 1          3900      0    0
JOHNSON & JOHNSON              COM              478160104   266500    4100 SH       Defined 1          4100      0    0
JOURNAL REGISTER CO            COM              481138105    63036    3600 SH       Defined 1          3600      0    0
KIMBALL INTL INC               CL B             494274103    21120    1600 SH       Defined 1          1600      0    0
KNIGHT RIDDER INC              COM              499040103   104278    1700 SH       Defined 1          1700      0    0
ROYAL KPN NV                   SPONSORED ADR    780641205    87780   10500 SH       Defined 1         10500      0    0
KUBOTA CORP                    ADR              501173207   219200    8000 SH       Defined 1          8000      0    0
STARRETT L S CO                CL A             855668109    27360    1500 SH       Defined 1          1500      0    0
LEE ENTERPRISES INC            COM              523768109    92207    2300 SH       Defined 1          2300      0    0
MANPOWER INC                   COM              56418H100  1447992   36400 SH       Defined 1         36400      0    0
MARCUS CORP                    COM              566330106    29708    1400 SH       Defined 1          1400      0    0
MARSH & MCLENNAN COS INC       COM              571748102  1232650   44500 SH       Defined 1         44500      0    0
MCCLATCHY CO                   CL A             579489105   117792    1800 SH       Defined 1          1800      0    0
MCGRAW HILL COS INC            COM              580645109    79650    1800 SH       Defined 1          1800      0    0
MEDIA GEN INC                  CL A             584404107    97140    1500 SH       Defined 1          1500      0    0
MERCANTILE BANKSHARES CORP     COM              587405101    72142    1400 SH       Defined 1          1400      0    0
MGM MIRAGE                     COM              552953101   261228    6600 SH       Defined 1          6600      0    0
MICROSOFT CORP                 COM              594918104  2168532   87300 SH       Defined 1         87300      0    0
MITSUBISHI TOKYO FINL GROUP    SPONSORED ADR    606816106   197584   23300 SH       Defined 1         23300      0    0
MONSANTO CO NEW                COM              61166W101    31435     500 SH       Defined 1           500      0    0
MOODYS CORP                    COM              615369105  1330816   29600 SH       Defined 1         29600      0    0
NASDAQ 100 TR                  UNIT SER 1       631100104  4376820  119000 SH       Defined 1        119000      0    0
NCR CORP NEW                   COM              62886E108   147504    4200 SH       Defined 1          4200      0    0
NEW YORK TIMES CO              CL A             650111107    99680    3200 SH       Defined 1          3200      0    0
NEWPORT CORP                   COM              651824104    24948    1800 SH       Defined 1          1800      0    0
NOKIA CORP                     SPONSORED ADR    654902204  2487680  149500 SH       Defined 1        149500      0    0
NOVARTIS A G                   SPONSORED ADR    66987V109   194504    4100 SH       Defined 1          4100      0    0
NOVO-NORDISK A S               ADR              670100205  2094867   41100 SH       Defined 1         41100      0    0
NTT DOCOMO INC                 SPONS ADR        62942M201  1794972  121200 SH       Defined 1        121200      0    0
OMNICOM GROUP INC              COM              681919106  1836780   23000 SH       Defined 1         23000      0    0
OPPENHEIMER HLDGS INC          CL A NON VTG     683797104    25944    1200 SH       Defined 1          1200      0    0
ORIX CORP                      SPONSORED ADR    686330101   188150    2500 SH       Defined 1          2500      0    0
PALL CORP                      COM              696429307  1657656   54600 SH       Defined 1         54600      0    0
PENNFED FINL SVCS INC          COM              708167101    30384    1800 SH       Defined 1          1800      0    0
PFIZER INC                     COM              717081103   777756   28200 SH       Defined 1         28200      0    0
PROVIDENT FINL SVCS INC        COM              74386T105    29869    1700 SH       Defined 1          1700      0    0
QUANTUM CORP                   COM DSSG         747906204    29700   10000 SH       Defined 1         10000      0    0
QUEST DIAGNOSTICS INC          COM              74834L100   298312    5600 SH       Defined 1          5600      0    0
RADIOSHACK CORP                COM              750438103    39389    1700 SH       Defined 1          1700      0    0
RIO TINTO PLC                  SPONSORED ADR    767204100   146304    1200 SH       Defined 1          1200      0    0
ROCKWELL AUTOMATION INC        COM              773903109   277647    5700 SH       Defined 1          5700      0    0
DONNELLEY R R & SONS CO        COM              257867101    58667    1700 SH       Defined 1          1700      0    0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104  1739792   38800 SH       Defined 1         38800      0    0
SPDR TR                        UNIT SER 1       78462F103 42285064  354800 SH       Defined 1        354800      0    0
SCIENTIFIC ATLANTA INC         COM              808655104   119772    3600 SH       Defined 1          3600      0    0
SEALED AIR CORP NEW            COM              81211K100  1817335   36500 SH       Defined 1         36500      0    0
STATOIL ASA                    SPONSORED ADR    85771P102    83230    4100 SH       Defined 1          4100      0    0
SYBASE INC                     COM              871130100    45875    2500 SH       Defined 1          2500      0    0
SYNGENTA AG                    SPONSORED ADR    87160A100    91755    4500 SH       Defined 1          4500      0    0
TD BANKNORTH INC               COM              87235A101    51107    1715 SH       Defined 1          1715      0    0
TECHNIP NEW                    SPONSORED ADR    878546209  1127720   24200 SH       Defined 1         24200      0    0
TELEFONICA S A                 SPONSORED ADR    879382208    91540    1872 SH       Defined 1          1872      0    0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209  1672218   53700 SH       Defined 1         53700      0    0
DISNEY WALT CO                 COM DISNEY       254687106  2132746   84700 SH       Defined 1         84700      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509    36669     822 SH       Defined 1           822      0    0
TOTAL S A                      SPONSORED ADR    89151E109  1156815    9900 SH       Defined 1          9900      0    0
TYCO INTL LTD NEW              COM              902124106   248200    8500 SH       Defined 1          8500      0    0
US BANCORP DEL                 COM NEW          902973304   128480    4400 SH       Defined 1          4400      0    0
UNITED TECHNOLOGIES CORP       COM              913017109   195130    3800 SH       Defined 1          3800      0    0
UNIVERSAL HLTH SVCS INC        CL B             913903100    99488    1600 SH       Defined 1          1600      0    0
VERITAS SOFTWARE CO            COM              923436109    87840    3600 SH       Defined 1          3600      0    0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    82688    3400 SH       Defined 1          3400      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   148800    3000 SH       Defined 1          3000      0    0
WEBSTER FINL CORP CONN         COM              947890109    81987    1756 SH       Defined 1          1756      0    0
WELLS FARGO & CO NEW           COM              949746101  1798136   29200 SH       Defined 1         29200      0    0
WHITNEY HLDG CORP              COM              966612103    48945    1500 SH       Defined 1          1500      0    0
WPP GROUP PLC                  SPON ADR NEW     929309300  1705070   33400 SH       Defined 1         33400      0    0